Segment and geographic information (Depreciation and Capital Expenditures) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 123,218	$ 105,800	$ 99,382
Property and equipment expenditures	265,235	197,041	174,766
Brazil
Segment Reporting Information [Line Items]
Property and equipment expenditures	146,322	100,926	91,769
Caribbean division
Segment Reporting Information [Line Items]
Property and equipment expenditures	15,934	18,640	16,759
NOLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	32,662	24,145	17,565
SLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	70,280	53,300	48,621
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	124,083	115,589	113,579
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Depreciation and amortization	63,467	52,632	52,442
Reportable Geographical Segments | Caribbean division
Segment Reporting Information [Line Items]
Depreciation and amortization	18,481	22,835	25,210
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	21,422	20,829	20,635
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Depreciation and amortization	20,713	19,293	15,292
Corporate and Others
Segment Reporting Information [Line Items]
Depreciation and amortization	4,894	5,696	5,978
Property and equipment expenditures	37	30	52
Purchase Price Allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 5,759	$ 15,485	$ 20,175